Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($)		Mar. 31, 2025		Sep. 30, 2024
Schedule of Prepaid Expenses and Other Assets [Abstract]
Fund advance payment	[1]	$ 445,824		$ 445,846
Deposit for long term investment	[2]	3,000,000		2,750,000
Prepaid deposit for acquisition	[3]	1,542,020		3,543,210
Rental deposit				70,239
Prepayment		278,504		620,200
Amount due from Prestige Financial Holdings Group Limited (“PFHL”)		1,697,836	[4]
Others		39,862		37,650
Less: allowance for uncollectible receivables		(3,813,749)		(2,118,509)
Total		3,190,297		5,348,636
Prepaid deposit for acquisition				1,999,400
Prepaid expenses and other assets		309,216		718,155
Deposit for long term investments		$ 2,881,081		$ 2,631,081

[1]	The balance as of September 30, 2024 mainly comprised of legal fees and the management fees, which were paid on behalf of the funds. During the year ended September 30, 2024, the Group considered that several funds were closed and the collectability of these amount was low due to the current market situation, the Group provided full allowance for the credit losses accordingly. As of March 31, 2025 and September 30, 2024, were $445,824 and $445,846, respectively.
[2]	The balance as of March 31, 2025 and September 30, 2024 mainly comprised of a deposit payment of US$3 million cash to the acquisition target investee from September 2024.
[3]	The balance as of September 30, 2024 mainly due to in May 2019, the Group made a payment of HK$16 million to a potential acquisition target investee as investment. After the payment, during the due diligence and negotiation process the Group noted that the potential transaction did not meet its initial expectation. As such, the Group decided to cancel this potential transaction. The Group and the target investee have entered into an agreement and will charge an annual interest rate of 6.5% for the HK$16 million ($2,040,296) starting from 1st of October 2019. The Group had received HK$4 million ($516,029) of principal and the related interests incurred from the target in March, 2020. As of March 31, 2025 and September 30, 2024, the Group has booked full allowance of prepaid deposit for acquisition of HK$12 million ($1,542,020 and $1,543,210, respectively). Over a period of more than three years, the Group actively pursued collection, including taking legal action. Upon consultation with its litigation counsel, the Group had sent formal “Letters before Action” several times to press for payment, with no result to date. The Group is preparing to initiate arbitration proceedings in an attempt to collect the prepaid balance. Because the Group has not officially started the proceedings after the “Letters before Action”, the Group still reserves available legal means of collection. The Group will consider writing off any balance if the probability of recovering the prepaid deposit for acquisition is low based on the progress of the potential arbitration proceedings and after discussions with its litigation counsel in the future.
[4]	The balances as of March 31, 2025 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of March 31, 2025, the allowance for credit losses were $1,697,836. PFHGL is no longer a related party since December 2024.